Other Assets - Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)
Goodwill
Number of reporting units assigned goodwill | segment	2
Impairment of goodwill	$ 0	$ 0
Goodwill	995,492	995,492	$ 995,492
Retail Banking
Goodwill
Goodwill	687,492	687,492
Commercial Banking
Goodwill
Goodwill	$ 308,000	$ 308,000